Operating Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Lease [Line Items]
Operating lease expenses	$ 481,827	$ 676,944	$ 609,288
Short term lease incurred	$ 435,948	$ 655,407	$ 456,718
Maximum [Member]
Operating Lease [Line Items]
Lease term	24 months
Minimum [Member]
Operating Lease [Line Items]
Lease term	36 months